AEI Fund Management, Inc.
1300 Wells Fargo Place
30 East 7 Street
St. Paul, MN  55101


May 26, 2005


Securities and Exchange Commission
Washington, D.C. 20549

To Whom It May Concern:

    Filed electronically, is Form SB-2 for AEI Income & Growth Fund 26 LLC. We are simultaneously forwarding courtesy copies to Karen Garnett of the Corporate Finance Division. If you have any questions, please feel free to call me at 1-800-328-3519 or Mr. Thomas Martin of Dorsey & Whitney at 612-340-8706.


Sincerely,


AEI Fund Management XXI Inc.
Patrick W. Keene
Chief Financial Officer


FAX:
AEI Fund Management: 651-227-7705
Thomas Martin:       612-340-7800